U. S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.    Name and Address of issuer:

               INVESCO  International Funds, Inc.
               7800 E. Union Avenue
               Denver, Colorado 80237

2. The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): x
                         ---

3.    Investment Company Act File Number: 811-7758

      Securities Act File Number:   033-63498

4(a)  Last day of fiscal year for which this Form is filed: October 31,
1997

4(b)  ------   Check box if this Form is being filed late (i.e., more
               than 90 calendar days after the end of
               the issuer's fiscal year).  (See Instruction A.2)

4(c)  ------   Check box if this is the last time the issuer will be
               filing this Form.

5.    Calculation of registration fee:

      (i)   Aggregate sales price of securities
            sold during the fiscal year
            pursuant to section 24(f)                      $2,228,164,432

                                                           --------------
      (ii)  Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:                               $2,315,145,544

                                                           --------------
      (iii) Aggregate  price of securities
            redeemed or repurchased during any
            prior  fiscal year ending no
            earlier  than October 1, 1995
            that were not previously used
            to reduce registration fees
            payable to the Commission                      $ 356,453,744

                                                           -------------

      (iv)  Total available redemption
            credits [add items 5(ii) and
            5(iii)]
                                                           $2,671,599,288

                                                           --------------

      (v)   Net sales - if item 5(i) is
            greater than item 5(iv)
            [subtract item 5(iv) from
            item 5(I)]                                     $    0

                                                           --------------

      (vi)  Redemption  credits available
            for use in future years - if
            item 5(i) is less than item
            5(iv) [subtract item 5(iv)
            from item 5(i)]                                ($443,434,856)

                                                           --------------
      (vii) Multiplier for determining
            registration fee (See
            Instruction C.9)                               x   .000295

                                                           --------------
     (viii) Registration fee due [multiply item
            5(v) by item 5(vii)] (enter "0" if
            no fee is due):                                =$   0

                                                           --------------
6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
      --------------------. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
      ------------------.

7.    Interest due - if this Form is being filed
      more than 90 days after the end of the
      Issuer's fiscal year
      (see instruction D):                                 +$   0

                                                           --------------
8.    Total of the amount of the registration
      fee due plus any interest due [line
      5(viii) plus line 7]:                                =$   0

                                                          ---------------

9.    Date of the registration fee and any
      interest payment was sent to the
      Commission's lockbox depository:       N/A

            Method of Delivery:
                              -----  Wire Transfer
                              -----  Mail or other means


                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

                              /s/ Dan J. Hesser
                              -------------------------
                              DAN J. HESSER, President


Date: December 19, 1997
      -----------------

           *Please print the name and title of the signing officer below the signature.